Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	September 30, 2022	September 30, 2021

Office equipment	$295,185	$321,578
Leasehold improvements	450,709	323,385
Subtotal	745,894	644,963
Less: accumulated depreciation and amortization	(401,866)	(270,345)
Property and equipment, net	$344,028	$374,618